Provisions (Tables)	12 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in Provisions

	As at September 30, 2019	As at September 30, 2018
	$	$
Balance, beginning of year	51,529	63,128
Additional provisions	56,268	111,878
Utilized amounts	(67,302)	(123,766)
Foreign currency translation adjustment	(1,283)	289
Balance, end of year	39,212	51,529
Current portion	38,284	50,130
Non-current portion	928	1,399

During the year ended September 30, 2019, additional provisions consist of termination of employment costs in connection with acquisitions of $56,268,000 ($17,630,000 for the year ended September 30, 2018).
In addition, during the year ended September 30, 2018, additional provisions include $94,248,000 of termination of employment costs related to the previously announced restructuring program.